Income Taxes (Details) - Schedule of Net Operating Loss Carryforwards - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	¥ 96,584,149	¥ 26,026,356
Expire In Tax Year 2024 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	8,859,516
Expire In Tax Year 2025 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,348,849
Expire In Tax Year 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,693,455
Expire In Tax Year 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,013,604
Expire In Tax Year 2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	¥ 81,668,725